Expense Example {- Fidelity® SAI Emerging Markets Index Fund} - 10.31 Fidelity SAI Emerging Markets Index Fund PRO-10 - Fidelity® SAI Emerging Markets Index Fund - Fidelity SAI Emerging Markets Index Fund-Default
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 8
3 years	33
5 years	64
10 years	$ 153